Taxes (Tables)	12 Months Ended
Sep. 30, 2021
Taxes
Summary of reconciliation of statutory rate to the Company's effective tax rate

	For the years ended September 30,
	2021	2020	2019

China Statutory income tax rate	25.0%	25.0%	25.0%
Effect of PRC preferential tax rate and tax exemption	(14.2)%	(11.7)%	(18.1)%
Research and development (“R&D”) tax credit	(3.0)%	(1.3)%	(3.7)%
Effect of non-taxable government subsidy income	(1.0)%	(0.6)%	(0.9)%
Non-PRC entities not subject to PRC tax	8.7%	2.2%	3.9%
Change in valuation allowance	0.9%	(6.2)%	(0.1)%
Prior year true-up	7.8%	—	—
Others	1.0%	(0.6)%	—
Effective tax rate	25.2%	6.8%	6.1%

Summary of provision for income tax

	For the years ended September 30,
	2021	2020	2019

Current income tax provision	$353,456	$178,534	$110,727
Deferred income tax provision	83,893	(8,415)	(1,916)
Income tax provision	$437,349	$170,119	$108,811

Summary of components of deferred tax liabilities and assets attributable to different tax

	September 30,	September 30,
Deferred tax assets:	2021	2020

Net operating loss carryforwards	$287,186	$257,850
Allowance for doubtful accounts	29,209	15,674
Valuation allowance on net operating loss	(287,186)	(257,850)
Total	$29,209	$15,674

Deferred tax liabilities:
Accelerated depreciation of equipment	$97,249	—
Total	$97,249	$—